497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company
SUPPLEMENT DATED JULY 21, 2008 TO THE CURRENT PROSPECTUSES FOR:

o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)
------------------------------------------------------------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

PORTFOLIO SUB-ADVISER CHANGES -- AUGUST 1, 2008

Effective on or about August 1, 2008, AXA Equitable Life Insurance Company ("AXA Equitable"), as the Investment Manager of AXA Premier VIP Trust (the "Trust") and with the approval of the Trust's Board of Trustees, will replace certain Sub-Adviser(s) to allocated portions of certain portfolios of the Trust. The following information replaces the information for the following portfolios under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectuses.


------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name            Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP   Long-term growth of capital.   o Goodman & Co. NY Ltd.
 GROWTH                                                 o Westfield Capital Management Company, L.P.
                                                        o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP     Long-term growth of capital.   o AllianceBernstein L.P.
 GROWTH                                                 o Franklin Advisers, Inc.
                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP   Long-term growth of capital.   o Franklin Advisory Services, LLC
 VALUE                                                  o Lazard Asset Management LLC
                                                        o Pacific Global Investment Management
                                                          Company*
------------------------------------------------------------------------------------------------------------------------------------

* Pacific Global Investment Management Company became a Sub-Adviser to the Multimanager Small Cap Value Portfolio as of July 14, 2008.

Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Elite(SM) and Accumulator(R) Express(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

IM-07A-08 (7/08)                                                 140597 (7/08)
NB/IF (SAR)                                                             x02157